11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
May 14, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996

1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913
Dear Sir or Madam:
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 149 (the “Amendment”) to the Registration Statement of AIM Counselor Series Trust (Invesco Counselor Series Trust). The Amendment is being filed in order to modify Invesco Low Volatility Equity Yield Fund's investment strategies and risks and rename it "Invesco Income Advantage U.S. Fund".
Please send all copies of all correspondence with respect to this Amendment to me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel